UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2015 (Unaudited)

Deutsche Global Equity Fund

	Shares	Value ($)

Common Stocks 97.2%
Belgium 0.8%
Anheuser-Busch InBev NV (Cost $82,015)	2,300	275,483
Brazil 1.0%
Estacio Participacoes SA	36,000	149,301
Itau Unibanco Holding SA (ADR) (Preferred)	22,000	190,960
(Cost $509,525)		340,261
Canada 6.5%
Agnico Eagle Mines Ltd.	9,000	199,170
Alimentation Couche-Tard, Inc. "B"	15,000	669,458
Brookfield Asset Management, Inc. "A"	24,000	837,894
Canadian Pacific Railway Ltd.	2,700	434,651
(Cost $1,663,846)		2,141,173
Denmark 1.3%
Jyske Bank AS (Registered)* (Cost $385,929)	8,000	417,226
France 4.0%
JC Decaux SA (a)	14,800	566,516
Pernod Ricard SA	3,000	359,347
Vivendi SA	15,000	394,443
(Cost $1,314,597)		1,320,306
Germany 4.7%
BASF SE	3,500	301,958
Fresenius Medical Care AG & Co. KGaA	7,500	611,344
LANXESS AG	11,000	635,447
(Cost $1,308,195)		1,548,749
Indonesia 0.9%
PT Bank Negara Indonesia Persero Tbk (Cost $391,601)	800,000	281,028
Ireland 6.6%
Allergan PLC*(b)	2,700	894,105
Glanbia PLC	27,000	563,995
Kerry Group PLC "A"	5,000	379,720
Shire PLC	4,000	354,624
(Cost $1,454,778)		2,192,444
Israel 0.6%
Mobileye NV* (b) (Cost $143,587)	3,500	210,350
Luxembourg 1.8%
Eurofins Scientific (Cost $406,396)	1,800	590,962
Malaysia 0.7%
IHH Healthcare Bhd. (Cost $188,805)	145,000	227,700
Mexico 1.1%
Fomento Economico Mexicano SAB de CV (ADR) (Cost $362,361)	4,000	362,560
Netherlands 1.2%
Sensata Technologies Holding NV* (b) (Cost $378,269)	8,000	410,560
Norway 3.6%
Gjensidige Forsikring ASA	33,000	529,900
Marine Harvest ASA	55,000	678,412
(Cost $1,181,471)		1,208,312
Philippines 1.8%
GT Capital Holdings, Inc.	11,000	337,019
Universal Robina Corp.	65,000	271,857
(Cost $566,218)		608,876
South Africa 2.3%
Aspen Pharmacare Holdings Ltd.*	10,000	293,495
MTN Group Ltd.	28,000	466,051
(Cost $832,216)		759,546
Sweden 5.0%
Assa Abloy AB "B"	19,500	395,798
Atlas Copco AB "A"	7,000	191,335
Hennes & Mauritz AB "B"	6,700	267,428
Meda AB "A"	15,500	252,598
Svenska Cellulosa AB "B"	8,000	228,238
Telefonaktiebolaget LM Ericsson "B"	30,000	321,940
(Cost $1,594,297)		1,657,337
Switzerland 5.2%
Galenica AG (Registered)	700	797,491
Lonza Group AG (Registered)*	3,000	435,695
Nestle SA (Registered)	6,500	492,860
(Cost $1,286,388)		1,726,046
United Kingdom 5.5%
Aon PLC (b)	4,000	403,080
AVEVA Group PLC	7,000	240,705
Compass Group PLC	27,000	432,507
Halma PLC	21,000	248,373
Smith & Nephew PLC	16,000	297,493
Spirax-Sarco Engineering PLC	3,857	199,732
(Cost $1,748,595)		1,821,890
United States 42.6%
Acadia Healthcare Co., Inc.*	4,300	343,054
Alliance Data Systems Corp.*	2,500	687,600
Amphenol Corp. "A"	17,000	958,970
Applied Materials, Inc.	18,000	312,480
Bristol-Myers Squibb Co.	7,000	459,480
CBRE Group, Inc. "A"*	9,000	341,730
Cepheid, Inc.*	3,000	166,770
Cerner Corp.* (a)	6,000	430,320
Citrix Systems, Inc.*	3,500	264,635
Danaher Corp.	6,500	595,140
eBay, Inc.*	6,500	182,780
Ecolab, Inc.	5,500	636,955
Envision Healthcare Holdings, Inc.*	9,000	403,200
Evolent Health, Inc. "A"*	7,480	159,548
Express Scripts Holding Co.*	3,940	354,876
Exxon Mobil Corp.	3,300	261,393
Harman International Industries, Inc.	4,300	462,938
HealthStream, Inc.*	8,500	238,510
JPMorgan Chase & Co.	13,000	890,890
Las Vegas Sands Corp. (a)	8,000	448,320
LKQ Corp.*	11,000	346,060
MasterCard, Inc. "A"	7,000	681,800
Mead Johnson Nutrition Co.	3,500	309,365
Nielsen NV	7,500	363,450
Noble Energy, Inc.	13,500	475,605
Omnicare, Inc.	2,500	242,125
Pall Corp.	4,500	569,025
PayPal Holdings, Inc.*	6,500	251,550
Praxair, Inc.	3,600	410,904
Press Ganey Holdings, Inc.*	10,000	313,100
Schlumberger Ltd.	5,000	414,100
Time Warner, Inc.	5,000	440,200
Union Pacific Corp.	2,000	195,180
United Technologies Corp.	5,000	501,550
(Cost $12,365,528)		14,113,603
Total Common Stocks (Cost $28,164,617)		32,214,412
Securities Lending Collateral 2.6%
Daily Assets Fund Institutional, 0.18% (c) (d) (Cost $878,606)	878,606	878,606
Cash Equivalents 2.6%
Central Cash Management Fund, 0.10% (c) (Cost $848,049)	848,049	848,049
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $29,891,272) †	102.4	33,941,067
Other Assets and Liabilities, Net	(2.4)	(810,031)
Net Assets	100.0	33,131,036

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $29,938,236. At July 31, 2015, net unrealized appreciation for all securities based on tax cost was $4,002,831. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,182,773 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,179,942.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2015 amounted to $840,363, which is 2.5% of net assets.
(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
At July 31, 2015 the Deutsche Global Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Health Care	7,866,490	24.4%
Consumer Staples	4,591,295	14.3%
Information Technology	4,361,183	13.5%
Financials	4,229,727	13.1%
Industrials	3,856,421	12.0%
Consumer Discretionary	3,507,713	10.9%
Materials	2,184,434	6.8%
Energy	1,151,098	3.6%
Telecommunication Services	466,051	1.4%
Total	32,214,412	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$275,483	$—	$275,483
Brazil	340,261	—	—	340,261
Canada	2,141,173	—	—	2,141,173
Denmark	—	417,226	—	417,226
France	—	1,320,306	—	1,320,306
Germany	—	1,548,749	—	1,548,749
Indonesia	—	281,028	—	281,028
Ireland	894,105	1,298,339	—	2,192,444
Israel	210,350	—	—	210,350
Luxembourg	—	590,962	—	590,962
Malaysia	—	227,700	—	227,700
Mexico	362,560	—	—	362,560
Netherlands	410,560	—	—	410,560
Norway	—	1,208,312	—	1,208,312
Philippines	—	608,876	—	608,876
South Africa	—	759,546	—	759,546
Sweden	—	1,657,337	—	1,657,337
Switzerland	—	1,726,046	—	1,726,046
United Kingdom	403,080	1,418,810	—	1,821,890
United States	14,113,603	—	—	14,113,603
Short-Term Investments (e)	1,726,655	—	—	1,726,655
Total	$20,602,347	$13,338,720	$—	$33,941,067

There have been no transfers between fair value measurement levels during the period ended July 31, 2015.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Equity Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2015